Financial Assets and financial liabilities - Schedule of Warrants Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-Current
Warrants Liability Noncurrent	$ 362	$ 16,860	$ 23,700
Series A Common Share Warrants [Member]
Non-Current
Warrants Liability Noncurrent	$ 362	$ 16,860	$ 23,700